Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	121,288.07
Total Transaction Valuation	878,262,639.04
Total Offset Amount	0.00
Net Fee	$ 121,288.07
Offering Table N/A
Offset Table N/A	N/A